23. INCOME TAX AND MINIMUM PRESUME TAX LIABILITY (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax And Minimum Presume Tax Liability Tables
Income tax and minimum presume tax liability
	12.31.2017	12.31.2016
Non current
Income tax, net of withholdings and advances	848	837
Minimum notional income tax, net of withholdings and advances	15	97
Total non current	863	934

Current
Income tax, net of withholdings and advances	880	1,451
Minimum notional income tax, net of withholdings and advances	63	3
Total current	943	1,454